AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2025
	Shares	Value
Common Stocks - 92.1%
Communication Services - 2.3%
TripAdvisor, Inc.*	880,243	$15,457,067
Yelp, Inc.*	257,119	10,269,333

Total Communication Services		25,726,400
Consumer Discretionary - 9.9%
Advance Auto Parts, Inc.[1]	182,664	8,859,204
Asbury Automotive Group, Inc.*,1	31,631	9,384,285
LGI Homes, Inc.*	190,623	17,018,821
Murphy USA, Inc.	67,057	33,723,636
Papa John's International, Inc.[1]	432,363	17,108,604
United Parks & Resorts, Inc.*,1	433,502	22,784,865

Total Consumer Discretionary		108,879,415
Consumer Staples - 6.6%
Dole PLC (Ireland)	1,347,484	18,352,732
Ingles Markets, Inc., Class A	284,356	18,830,055
Nomad Foods, Ltd. (United Kingdom)	872,134	15,576,313
PriceSmart, Inc.	214,735	19,534,443

Total Consumer Staples		72,293,543
Energy - 3.2%
Delek US Holdings, Inc.	723,354	12,919,102
Evolution Petroleum Corp.	832,335	4,419,699
SM Energy Co.[1]	461,783	17,529,283

Total Energy		34,868,084
Financials - 17.2%
Assured Guaranty, Ltd. (Bermuda)	198,320	18,761,072
Axis Capital Holdings, Ltd. (Bermuda)	337,002	30,673,922
Cannae Holdings, Inc.	1,084,422	21,428,179
EVERTEC, Inc. (Puerto Rico)	391,424	12,709,537
Genworth Financial, Inc.*	3,595,808	25,997,692
P10, Inc., Class A	995,549	13,599,199
Radian Group, Inc.	332,695	11,318,284
Repay Holdings Corp.*	1,615,385	12,066,926
White Mountains Insurance Group, Ltd.	22,099	42,705,434

Total Financials		189,260,245
Health Care - 5.2%
Embecta Corp.	771,225	13,828,064
Enovis Corp.*,1	390,738	18,356,871
Inmode, Ltd. (Israel)*	348,975	6,005,860
Patterson Cos., Inc.	171,062	5,294,369
Progyny, Inc.*	568,310	13,167,743

Total Health Care		56,652,907
	Shares	Value
Industrials - 32.1%
Alight, Inc., Class A1	2,041,046	$13,981,165
Argan, Inc.	95,496	13,063,853
Armstrong World Industries, Inc.	89,698	13,545,295
Atkore, Inc.	218,934	17,829,985
BlueLinx Holdings, Inc.*	64,850	6,989,533
Brady Corp., Class A	57,754	4,302,095
Clarivate PLC (United Kingdom)*,1	383,904	2,080,760
CoreCivic, Inc.*	1,927,258	39,431,699
DNOW, Inc.*	367,344	5,466,079
The GEO Group, Inc.*	892,878	28,134,586
GMS, Inc.*,1	98,103	8,274,007
GXO Logistics, Inc.*	620,023	28,180,045
Hub Group, Inc., Class A	255,754	11,409,186
Insperity, Inc.	173,596	13,021,436
Janus International Group, Inc.*,1	1,418,268	11,757,442
Kelly Services, Inc., Class A	230,019	3,238,667
McGrath RentCorp	333,483	40,908,360
MSC Industrial Direct Co., Inc., Class A	71,084	5,715,864
OPENLANE, Inc.*	912,502	18,532,916
Park Aerospace Corp.	756,768	10,965,568
Pursuit Attractions and Hospitality, Inc.*	508,499	20,085,710
Tennant Co.	32,907	2,814,207
UniFirst Corp.	155,473	33,320,973

Total Industrials		353,049,431
Information Technology - 5.2%
ACI Worldwide, Inc.*	193,459	10,359,730
ePlus, Inc.*	138,886	11,096,991
Ituran Location and Control, Ltd. (Israel)	221,643	7,400,660
NCR Voyix, Corp.*,1	505,727	6,215,385
Vontier Corp.	581,826	22,429,392

Total Information Technology		57,502,158
Materials - 3.2%
Summit Materials, Inc., Class A*	263,365	13,776,623
TriMas Corp.	422,190	10,259,217
Warrior Met Coal, Inc.	200,991	10,606,295

Total Materials		34,642,135
Real Estate - 0.9%
Howard Hughes Holdings, Inc.*	135,355	10,337,061
Utilities - 6.3%
Northwestern Energy Group, Inc.	362,973	19,567,874
Southwest Gas Holdings, Inc.	227,004	16,952,659
Talen Energy Corp.*	68,561	15,202,030

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Utilities - 6.3% (continued)
TXNM Energy, Inc.	349,668	$16,906,448

Total Utilities		68,629,011

Total Common Stocks (Cost $781,534,534)		1,011,840,390

	Principal Amount
Short-Term Investments - 8.8%
Joint Repurchase Agreements - 0.8%[2]
Bethesda Securities LLC, dated 01/31/25, due 02/03/25, 4.430% total to be received $1,644,158 (collateralized by various U.S. Government Agency Obligations, 2.500% - 7.311%, 10/01/27 - 01/01/57, totaling $1,676,422)	$1,643,551	1,643,551
Cantor Fitzgerald Securities, Inc., dated 01/31/25, due 02/03/25, 4.420% total to be received $1,555,623 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.000%, 11/01/29 - 08/15/66, totaling $1,586,151)	1,555,050	1,555,050
Daiwa Capital Markets America, dated 01/31/25, due 02/03/25, 4.350% total to be received $2,200,705 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 02/13/25 - 02/01/55, totaling $2,243,906)	2,199,908	2,199,908
HSBC Securities USA, Inc., dated 01/31/25, due 02/03/25, 4.340% total to be received $943,919 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.000%, 03/01/33 - 01/01/55, totaling $962,450)	943,578	943,578
	Principal Amount	Value

Marex Capital Markets, Inc., dated 01/31/25, due 02/03/25, 4.430% total to be received $1,140,605 (collateralized by various U.S. Government Agency Obligations, 2.500% - 7.000%, 10/01/40 - 12/20/54, totaling $1,162,988)	$1,140,184	$1,140,184
Mirae Asset Securities USA, Inc., dated 01/31/25, due 02/03/25, 4.430% total to be received $1,317,848 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.549%, 03/31/25 - 09/15/65, totaling $1,344,205)	1,317,362	1,317,362

Total Joint Repurchase Agreements		8,799,633
Repurchase Agreements - 8.0%
Fixed Income Clearing Corp., dated 01/31/25, due 02/03/25, 4.100% total to be received $87,692,952 (collateralized by a U.S. Treasury Note, 4.250%, 03/15/27, totaling $89,416,281)	87,663,000	87,663,000

Total Short-Term Investments (Cost $96,462,633)		96,462,633
Total Investments - 100.9% (Cost $877,997,167)		1,108,303,023
Other Assets, less Liabilities - (0.9)%		(9,533,364)
Net Assets - 100.0%		$1,098,769,659

*	Non-income producing security.
[1]	Some of these securities, amounting to $72,553,437 or 6.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,011,840,390	—	—	$1,011,840,390
Short-Term Investments
Joint Repurchase Agreements	—	$8,799,633	—	8,799,633
Repurchase Agreements	—	87,663,000	—	87,663,000
Total Investments in Securities	$1,011,840,390	$96,462,633	—	$1,108,303,023

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
For the period ended January 31, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$72,553,437	$8,799,633	$65,885,352	$74,684,985
The following table summarizes the securities received as collateral for securities lending at January 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	02/20/25-02/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.